SCHEDULE OF DUE FROM/TO RELATED PARTIES, NET (Details) (Parenthetical)	Jun. 30, 2026
Jimmy Neo [Member] | EU Group Pte Ltd [Member]
Related Party Transaction [Line Items]
Ownership interest percentage	50.00%